                                 UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, DC. 20549

                                   FORM N-Q

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANY

          -----------------------------------------------------------

                  Investment Company Act file number 811-09134

          -----------------------------------------------------------

                             MANOR INVESTMENT FUNDS, INC.

              (Exact name of registrant as specified in charter)

                               15 Chester Commons

                               Malvern, PA  19355

                   (Address of principal executive offices)

          -----------------------------------------------------------

                               AGENT FOR SERVICE:

                                Daniel A. Morris

                           Manor Investment Funds, Inc.

                                15 Chester Commons

                                Malvern, Pa  19355

                    (Name and Address of Agent for Service)

          -----------------------------------------------------------

Registrant's telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31, 2004

Date of reporting period: as of September 30, 2004

Form  N-Q  is to be used by a registered management investment company, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and  274.5  of  this  chapter), to file reports with the Commission, not later than  60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act  of  1940 (17 CFR 270.30b1-5).

The  Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A  registrant  is required to disclose the information specified by Form N-Q,

And  the  Commission  will  make  this information public. A registrant is not

Required  to respond  to  the collection of information contained in Form N-Q unless  the  Form  displays  a currently valid Office of Management and Budget

("OMB")  control number. Please direct comments concerning the accuracy of the information  collection  burden  estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street,

NW,  Washington, DC 20549-0609. The OMB has reviewed this collection of infor-

mation under the clearance requirements of 44 U.S.C. ss. 3507.

==============================================================================

Item 1.  Schedule of Investments

MANOR INVESTMENT FUNDS, INC.

BOND FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2004

(UNAUDITED)

 Description

 Shares

 Market
 Value

Common Stocks 97.0%

 Consumer Staples

 5.9%

 Pepsico Inc

 1,560

 $ 75,910

 Reebok Int’l Ltd

 2,090

 76,723

 152,633

 Retail

 5.4%

 Best Buy Co., Inc

 1,550

 84,010

 Cardinal Health Inc

 1,305

 57,133

 141,143

 Medical

 11.8%

 Anthem*

 920

 80,390

 Johnson & Johnson

 1,350

 76,018

 Manor Care

 2,590

 77,441

 Pfizer

 2,350

 71,910

 305,759

 Automobile

 1.7%

 Paccar Inc

 630

 43,546

 43,546

 Basic Materials

 3.6%

 Alcan Inc

 1,940

 92,732

 92,732

 Industrial Products

 3.6%

 Deere

 980

 63,210

 63,210

 Construction

 2.4%

 KB Home

 1,020

 86,180

 86,180

 Multi-Industry

 5.8%

 General Electric

 2,270

 76,272

 Tyco Intl Ltd

 2,440

 74,835

 151,107

 Computer

 10.2%

 Cisco*

 2,350

 42,535

 Citrix Systems*

 2,570

 45,026

 Hewlett-Packard

 1,960

 36,730

 Intel

 2,980

 59,779

 IBM

 950

 81,301

 265,371

 Aerospace

 2.4%

 Boeing

 1,230

 63,431

 63,431

 Oil

 9.7%

 Devon Energy

 1,220

 86,657

 Nabors*

 1,310

 61,937

 Occidental Petrol

 1,820

 101,901

 250,495

 Finance

 23.3%

 Allstate Corp

 1,830

 87,822

 Citigroup

 1,969

 86,872

 Fed Nat Mtg Assoc

 1,120

 71,008

 Freddie Mac

 1,440

 94,032

 MBNA Corp

 3,070

 77,364

 Shurguard Storage

 2,060

 79,640

 Vornado Realty Tr

 1,710

 107,029

 603,767

 Utilities

 2.7%

 Exelon

 1,940

 71,120

 71,120

 Transportation

 2.8%

 Norfolk Southern

 2,410

 71,649

 71,649

 Miscellaneous

 5.9%

 Barra Value Idx

 1,340

 77,144

 SPDR Trust

 690

 77,066

 154,210

Total Common Stock

  (Cost $2,165,194)

 97.0%

 2,516,353

 Short-Term Investments 2.9%

 Money Market Fund

 75,908

 75,908

 Total Value
 Of Investments

 100.1%

 2,592,261

 Other Assets
 (Liabilities), Net

 -0.1%

 (3,607)

 TOTAL NET ASSETS 100.0%

 $ 2,558,654

*Non-income producing during the period

MANOR INVESTMENT FUNDS, INC.

GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2004

(UNAUDITED)

 Description

 Shares

 Market
 Value

Common Stocks 95.2%

 Consumer Staples

 1.7%

 Jones Apparel Grp

 1,270

 $ 45,466

 45,466

 Consumer Disc.

 10.1%

 Barnes & Noble*

 1,980

 73,260

 Cendent Corp*

 3,910

 84,456

 InterActive Corp*

 1,570

 34,571

 Mohawk*

 920

 73,039

 265,326

 Retail

 14.4%

 Amerisource Berg

 1,050

 56,395

 Bed, Bath, Beyond*

 1,700

 63,087

 Ebay*

 1,080

 99,295

 Gap, Inc

 4,020

 74,973

 Staples*

 2,890

 86,180

 379,930

 Medical

 13.4%

 Cytyc Corp*

 3,230

 78,005

 Express Scripts*

 1,230

 80,368

 Forest Labs*

 940

 42,262

 Ivax Corp*

 3,553

 68,040

 Quest Diagnostics*

 950

 83,809

 352,484

 Multi-Industry

 2.9%

 Fortune Brands

 1,030

 76,313

 76,313

 Computer

 21.1%

 Dell*

 2,630

 93,628

 First Data Corp*

 635

 27,622

 Intel

 3,200

 64,192

 Microsoft Corp

 3,260

 90,139

 Qualcomm Inc

 2,640

 103,066

 Tech Select SPDR*

 2,400

 45,888

 Vishay Intertec*

 4,170

 53,793

 Xilinx*

 2,930

 79,110

 557,438

 Oil

 3.5%

 Valero Energy

 1,140

 91,440

 91,440

 Finance

 19.5%

 Ace Limited

 2,130

 85,328

 American Int’l Grp

 1,160

 78,868

 Capital One

 1,290

 95,331

 Chelsea Prop Grp

 1,460

 97,966

 Hospitality Prop Tr

 2,020

 85,830

 Washington Mutual

 1,800

 70,344

 513,667

 Transportation

 2.7%

 Fedex Corp

 820

 70,266

 70,266

 Utilities

 3.4%

 TXU Corp

 1,890

 90,569

 90,569

 Miscellaneous

 2.5%

 Barra Growth Idx

 1,220

 65,709

 65,709

Total Common Stock

  (Cost $2,575,949)

 95.2%

 2,508,608

 Short-Term Investments 4.8%

  Money Market Fund

 127,752

 127,752

 Total Value
 Of Investments

 100.2%

 2,636,360

 Other Assets
 (Liabilities), Net

 -0.2%

 (5,441)

 TOTAL NET ASSETS 100.0%

 $ 2,630,919

*Non-income producing during the period

MANOR INVESTMENT FUNDS, INC.

BOND FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2004

(UNAUDITED)

Description

 Face Amount

 Value

Government
Bonds         89.5%

 U.S. Treasury 2.000% Due 11-30-04

 300,000

 300,094

 U.S. Treasury 1.500% Due 02-28-05

 200,000

 199,625

 U.S. Treasury 5.875% Due 11-15-05

 50,000

 51,984

 U.S. Treasury 1.875% Due 11-30-05

 300,000

 298,688

 U.S. Treasury 2.250% Due 02-15-07

 100,000

 98,875

 U.S. Treasury 3.250% Due 08-15-07

 200,000

 202,125

 U.S. Treasury 3.125% Due 10-15-08

 200,000

 199,687

 Total US Government Bonds 89.5%
  (Cost $1,351,867)

 1,351,078

Short-Term Investments 9.9%

 Money Market Funds

 149,575

 149,575

Total Value of Investments 99.4%

 1,500,653

Other Assets (Liabilities), Net 0.6%

 7,136

TOTAL NET ASSETS 100.0%

 $ 1,507,789

===========================================================================

Item 2. Controls and Procedures.

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))
and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934,
(17 CFR 240.13a-15(b) or 240.15d-15(b)).

There were no changes in the registrant's internal control over financial reporting
(as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:
EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

(Registrant) Manor Investment Funds, Inc.

By (Signature and Title)*  /s/ Daniel A. Morris, President

Date: October 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Daniel A. Morris, President

Date: October 31, 2004